Disclosure About Oil and Gas Producing Activities (Unaudited) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Standardized measure, beginning	$ 1,865,649	$ 5,233,483	$ 3,187,969
Net revisions of previous quantity estimates	(9,623)	(2,126,998)	(603,795)
Extensions, discoveries and other changes	209,603	15,254	1,787,643
Sales of reserves in place	0	0	(398,506)
Acquisition of reserves	0	0	2,552,491
Changes in future development costs	11,556	1,618,068	(1,013,652)
Sales of oil and gas, net of production costs	(454,725)	(550,879)	(949,389)
Net change in prices and production costs	(72,939)	(6,996,416)	1,010,052
Development costs incurred during the period that reduce future development costs	22,523	548,112	342,987
Accretion of discount	186,565	709,736	413,177
Net changes in production rates and other	(67,663)	1,551,413	(175,419)
Net change in income taxes	0	1,863,876	(920,075)
Aggregate changes	(174,703)	(3,367,834)	2,045,514
Standardized measure, ending	$ 1,690,946	$ 1,865,649	$ 5,233,483